LAFFER | TENGLER Equity Income ETF
Schedule of Investments
April 30, 2024 (unaudited)

		Shares	Value
96.35%	COMMON STOCK
11.05%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	1,395	$466,237
	McDonald's Corp.	1,766	482,189
	Starbucks Corp.	3,978	352,013
			1,300,439

5.96%	CONSUMER STAPLES
	PepsiCo, Inc.	1,949	342,849
	Walmart, Inc.	6,039	358,415
			701,264

6.78%	ENERGY
	Chevron Corp.	2,656	428,333
	EOG Resources, Inc.	2,798	369,700
			798,033

14.79%	FINANCIALS
	American Express Co.	2,315	541,779
	Brookfield Asset Management Ltd. ADR	8,573	327,403
	Goldman Sachs Group, Inc.	909	387,879
	JPMorgan Chase & Co.	2,526	484,335
			1,741,396

9.02%	HEALTH CARE
	Abbvie, Inc.	2,675	435,062
	Johnson & Johnson	2,532	366,102
	Medtronic plc ADR	3,256	261,261
			1,062,425

16.26%	INDUSTRIALS
	Carrier Global Corp.	7,360	452,566
	Emerson Electric Co.	2,360	254,361
	Illinois Tool Works, Inc.	1,327	323,934
	L3Harris Technologies, Inc.	1,670	357,463
	RTX Corp.	4,008	406,892
	UPS, Inc. Class B	806	118,869
			1,914,085

LAFFER | TENGLER Equity Income ETF
Schedule of Investments
April 30, 2024 (unaudited)

		Shares	Value
16.95%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	1,440	$245,275
	Broadcom, Inc.	459	596,824
	Lam Research Corp.	425	380,124
	NXP Semiconductors NV ADR	1,530	391,971
	Texas Instruments, Inc.	2,160	381,067
			1,995,261

9.22%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	1,415	550,902
	Oracle Corp.	4,700	534,625
			1,085,527

3.06%	MATERIALS
	Steel Dynamics, Inc.	2,771	360,563

3.26%	REAL ESTATE
	Prologis, Inc.	2,701	275,637
	Public Storage	419	108,710
			384,347

96.35%	TOTAL COMMON STOCK		11,343,340

96.35%	TOTAL INVESTMENTS		11,343,340

3.65%	Other assets net of liabilities		430,001
100.00%	NET ASSETS		$11,773,341

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$11,343,340			$11,343,340
TOTAL INVESTMENTS	$11,343,340			$11,343,340

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,957,863, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$649,467
Gross unrealized depreciation	(263,990)
Net unrealized appreciation	$385,477